Fair Value Measurements (Details) - Schedule of fair value measurements inputs at their measurement - $ / shares	1 Months Ended	9 Months Ended
	Mar. 22, 2021	Sep. 30, 2021
Schedule of fair value measurements inputs at their measurement [Abstract]
Share price (in Dollars per share)	$ 9.81	$ 9.76
Volatility	14.30%	15.50%
Expected life of the options to convert	6 years 6 months 10 days	6 years
Risk-free rate	1.20%	1.10%
Dividend yield